INCOME TAXES - Income Tax component in statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Income taxes payable	€ (1,824)	€ (463)
Deferred income tax liabilities	€ (509)	€ (680)